CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix)			₪ 787		₪ 838		₪ 627	[1]
Income tax paid			(1)		(1)		(2)	[1]
Net cash provided by operating activities			786		837		625	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment			(409)		(462)		(343)	[1]
Acquisition of intangible and other assets			(164)		(167)		(159)	[1]
Acquisition of a business, net of cash acquired					(3)
Proceeds from (investment in) deposits, net			(14)		(552)		150	[1]
Interest received			6		1		1	[1]
Consideration received from sales of property and equipment					2		3	[1]
Payment for acquisition of subsidiary, net of cash acquired	[1]						(3)
Net cash used in investing activities			(581)		(1,181)		(351)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Lease principal payments			(129)		(139)
Lease interest payments			(18)		(20)
Share issuance, net of issuance costs			276
Acquisition of treasury shares	[1]						(100)
Proceeds from issuance of notes payable, net of issuance costs			466		562		150	[1]
Proceeds from issuance of option warrants exercisable for notes payables					37
Interest paid			(49)		(37)		(69)	[1]
Repayment of non-current borrowings			(52)		(52)		(382)	[1]
Repayment of current borrowings					(13)
Repayment of notes payable			(620)		(109)		(324)	[1]
Settlement of contingent consideration			(2)
Transactions with non-controlling interests					(2)
Net cash provided by (used in) financing activities			(128)		227		(725)	[1]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			77		(117)		(451)	[1]
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR			299		416	[1]	867	[1]
CASH AND CASH EQUIVALENTS AT END OF YEAR			376		299		416	[1]
Profit for the year			17		19		56	[1]
Adjustments for:
Depreciation and amortization			683		723		545	[1]
Amortization of deferred expenses - Right of use			31		28		47	[1]
Employee share based compensation expenses			12		17		15	[1]
Liability for employee rights upon retirement, net			(1)		1		1	[1]
Finance costs, net			(2)		5		(7)	[1]
Lease interest payments			18		20
Interest paid			49		37		69	[2]
Interest received			(6)		(1)		(1)	[2]
Deferred income taxes			12		4		16	[1]
Income tax paid			1		1		2	[1]
Capital loss from property and equipment				[2]	(2)			[1],[2]
Decrease (increase) in accounts receivable:
Trade			82		42		124	[1]
Other			(6)		(1)		16	[1]
Increase (decrease) in accounts payable and accruals:
Trade			(57)		63		(69)	[1]
Other payables			(37)		12		(18)	[1]
Provisions			(30)		(21)		(11)	[1]
Deferred revenues from HOT mobile			(31)		(31)		(31)	[1]
Other deferred revenues			55		4			[1],[2]
Increase in deferred expenses - Right of use			(47)		(51)		(107)	[1]
Current income tax			(3)		(5)		(15)	[1]
Decrease (increase) in inventories			47		(26)		(5)	[1]
Cash generated from operations:			787		838		627	[1]
Supplementary information
Acquisition of intangible assets and property and equipment			139		115		₪ 157
Cost of inventory used as fixed assets			8		₪ 24
Convenience translation into U.S. dollars [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix) | $		$ 244
Income tax paid | $	[2]
Net cash provided by operating activities | $		244
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment | $		(127)
Acquisition of intangible and other assets | $		(51)
Proceeds from (investment in) deposits, net | $		(4)
Interest received | $		2
Consideration received from sales of property and equipment | $	[2]
Net cash used in investing activities | $		(180)
CASH FLOWS FROM FINANCING ACTIVITIES:
Lease principal payments | $		(40)
Lease interest payments | $		(6)
Share issuance, net of issuance costs | $		86
Proceeds from issuance of notes payable, net of issuance costs | $		145
Interest paid | $		(15)
Repayment of non-current borrowings | $		(16)
Repayment of notes payable | $		(193)
Settlement of contingent consideration			(1)
Net cash provided by (used in) financing activities | $		(40)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS | $		24
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $		93
CASH AND CASH EQUIVALENTS AT END OF YEAR | $		117
Profit for the year | $		5
Adjustments for:
Depreciation and amortization | $		212
Amortization of deferred expenses - Right of use | $		10
Employee share based compensation expenses | $		4
Liability for employee rights upon retirement, net | $
Finance costs, net | $		(1)
Lease interest payments | $		6
Interest paid			15
Interest received			₪ (2)
Deferred income taxes | $		4
Income tax paid | $	[2]
Capital loss from property and equipment | $	[2]
Decrease (increase) in accounts receivable:
Trade | $		26
Other | $		(2)
Increase (decrease) in accounts payable and accruals:
Trade | $		(18)
Other payables | $		(12)
Provisions | $		(9)
Deferred revenues from HOT mobile | $		(10)
Other deferred revenues | $		17
Increase in deferred expenses - Right of use | $		(15)
Current income tax | $		(1)
Decrease (increase) in inventories | $		15
Cash generated from operations: | $		244
Supplementary information
Acquisition of intangible assets and property and equipment | $		43
Cost of inventory used as fixed assets | $		$ 2

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	Representing an amount of less than 1 million.